Investment Securities - Details of Long-term Investment Securities (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial assets [line items]
Long-term investment securities	₩ 887,007	₩ 828,521
Sale of shares, amount of cash	129,726	555,519	₩ 149,310
Sale of shares, gain on disposal of long-term investment securities	₩ 4,890	₩ 459,349	₩ 10,786
Loen Entertainment, Inc. [member]
Disclosure of financial assets [line items]
Sale of shares, number of shares sold		3,793,756
Sale of shares, gain on disposal of long-term investment securities		₩ 314,745
Kakao Corp. [member]
Disclosure of financial assets [line items]
Sale of shares, number of shares exchanged	1,357,367	1,357,367
Sale of shares, amount of cash	₩ 112,649	₩ 218,037
POSCO Co., Ltd. [member]
Disclosure of financial assets [line items]
Sale of shares, amount of cash		305,110
Sale of shares, gain on disposal of long-term investment securities		138,779
Marketable equity securities [member]
Disclosure of financial assets [line items]
Long-term investment securities	589,202	526,363
Unlisted equity securities [member]
Disclosure of financial assets [line items]
Long-term investment securities	277,877	295,403
Equity securities [member]
Disclosure of financial assets [line items]
Long-term investment securities	867,079	821,766
Investment bonds [member]
Disclosure of financial assets [line items]
Long-term investment securities	₩ 19,928	₩ 6,755